BALANCE SHEETS (Unaudited) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash	$ 46,395	$ 1,536	$ 733
Accounts receivable	39,000	44,000
Prepaid expenses	6,466	104,824
Total current assets	91,861	150,360	$ 733
Fixed assets, net of accumulated depreciation of $0 and $877, respectively	1,581	2,663
Website, net of accumulated amortization of $933 and $700, respectively	1,867	2,100
Total other assets	3,448	4,763
TOTAL ASSETS	95,309	155,123	$ 733
CURRENT LIABILITIES
Accounts payable	12,078	$ 12,892
Accounts payable - related party	6,169
Accrued payroll and taxes	5,977	$ 12,260
Convertible debt, net of discount of $95,938	54,062
Accrued interest payable	1,403
Total current liabilities	79,689	$ 25,152
Total liabilities	79,689	25,152
STOCKHOLDERS' EQUITY
Common stock, $0.001 par value, 75,000,000 shares authorized, 15,225,309 and 14,731,666 shares issued and outstanding, respectively	15,225	14,732	$ 11,007
Additional paid-in capital	983,596	766,802	$ 9,226
Equity instruments to be issued	98,809	98,809
Accumulated deficit	(1,082,010)	(750,372)	$ (19,500)
Total stockholders' equity	15,620	129,971	733
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 95,309	$ 155,123	$ 733